Summary of Significant Accounting Policies - Summary of basic and diluted net income (loss) per ordinary share (Detail)	10 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest Income	$ 95,349
Net Earnings	(971,032)
Net loss	(48,603,225)
Redeemable Net Earnings	(95,349)
Non-Redeemable Net Loss	(971,032)
Class A Redeemable Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest Income	95,349
Net Earnings	95,349
Redeemable Net Earnings	(95,349)
Non-Redeemable Net Loss	$ 95,349
Weighted Average Number of Shares Outstanding, Basic and Diluted | shares	50,526,839
Earnings Per Share, Basic and Diluted | $ / shares	$ 0.00
Class B Non Redeemable Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest Income	$ 95,349
Net Earnings	(48,698,574)
Net loss	(48,603,225)
Redeemable Net Earnings	(95,349)
Non-Redeemable Net Loss	$ (48,698,574)
Weighted Average Number of Shares Outstanding, Basic and Diluted | shares	12,032,668
Earnings Per Share, Basic and Diluted | $ / shares	$ (4.05)